Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Computer	75	77	60
Office	3	5	4
Renovation	22	22	17
Operating lease right-of-use assets	153	153	119

Total	253	257	200
Less: accumulated depreciation	(98)	(187)	(146)

Net book value	155	70	54